Acquisitions - Business Acquisition, Pro Forma Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Net sales	$ 109,745	$ 91,213	$ 320,459	$ 258,505	$ 262,860
Income (loss) before income taxes	$ 7,050	$ (8,563)	$ 6,869	$ (22,444)	$ (7,199)